Convertible Debt (Details) - FREYR AS kr / shares in Units, € in Thousands, kr in Thousands, $ in Thousands					3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 08, 2020 USD ($) shares	Jul. 08, 2020 NOK (kr) item kr / shares shares	Jul. 02, 2020 USD ($)	Jul. 02, 2020 NOK (kr) item kr / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 NOK (kr) item	Jun. 30, 2020 EUR (€) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 NOK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr) item kr / shares
Debt Instrument [Line Items]
Proceeds from convertible debt | $					$ 0	$ 660				$ 1,104
Repayment of convertible debt | $										125
Shares issued upon conversion of convertible debt | shares	9,973,253	9,973,253
Share value issued upon conversion of convertible debt | $										1,704
Third party vendor
Debt Instrument [Line Items]
Shares issued upon conversion of convertible debt | shares	859,463	859,463
2020 Convertible Notes
Debt Instrument [Line Items]
Number of convertible notes issued							9	9	9
Debt issuance cost | $							$ 0
Convertible debt interest rate							10.00%
Consideration for issuance of shares as result of qualified financing event | €									€ 10,000
Shares issued upon conversion of convertible debt | shares	5,399,221	5,399,221
Convertible debt outstanding | $										0
2020 Convertible Notes | Third party vendor
Debt Instrument [Line Items]
Number of convertible notes issued							7	7	7
Proceeds from convertible debt							$ 1,104	kr 10,342
Number of lenders exercised conversion rights		5		1
Repayment of convertible debt			$ 126	kr 1,185
Discount on convertible price			30.00%	30.00%
Conversion Price | kr / shares		kr 1.50		kr 1.50
Shares issued upon conversion of convertible debt | shares	2,755,068	2,755,068
Share value issued upon conversion of convertible debt			$ 1,130	kr 10,700						497	kr 4,709
2020 Convertible Notes | Related party
Debt Instrument [Line Items]
Number of convertible notes issued							2	2	2
Proceeds from convertible debt										$ 427	kr 4,000
Number of lenders exercised conversion rights										2
Conversion Price | kr / shares		kr 1.50
2018 Convertible Notes | Third party vendor
Debt Instrument [Line Items]
Shares issued upon conversion of convertible debt | shares	959,501	959,501
Share value issued upon conversion of convertible debt	$ 77	kr 729
2018 Convertible Notes | Related party
Debt Instrument [Line Items]
Proceeds from convertible debt												$ 86	kr 700
Number of lenders exercised conversion rights													3
Conversion Price | kr / shares													kr 0.76